UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011
                                                 -----------------
Check here if Amendment [   ]; Amendment Number:  _________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belfer Management LLC
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Address: 767 Fifth Avenue
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         New York, NY 10153
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Form 13F File Number:  28-13690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laurence D. Belfer
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Title:    Chief Executive Officer
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Phone:    212-508-9521
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Signature, Place, and Date of Signing:

/s/ Laurence D. Belfer          New York, New York       February 13, 2012
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       Signature                   City, State                Date

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-___________                NONE
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       N/A
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Form 13F Information Table Entry Total:  N/A
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Form 13F Information Table Value Total:  N/A
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                                        (thousands)

Confidential information has been filed separately with the Securities and Exchange Commission.

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE